other income (Tables)	12 Months Ended
Dec. 31, 2025
other income
Schedule of other income

Years ended December 31 (millions)	Note	2025	2024
Government assistance		$5	$5
Lease and other sublease revenue	19	56	8
Gain on contributions of real estate to joint ventures	21(a)	44	110
Investment income, gain on disposal of assets and other [1]		57	24
Interest income	21(a)	3	6
Changes in provisions related to business combinations	25	(5)	94
		$160	$247

1

For the year ended December 31, 2024, includes a $30 gain arising from the cessation of leases with the TELUS Sky real estate joint venture upon the acquisition of the commercial parcel of the TELUS Sky project (see Note 30(c)). Such gain excludes the real estate joint ventures’ comprehensive income (loss) attributable to us (see Note 21 (a)).